Note 29 - Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about selected financial information [text block]
	Predecessor	Successor
[US$ thousands]	Period from January 1 to November 3 2016	Period from November 4 to December 31 2016
Revenue	21,590	9,187
Operating profit (loss)	(8,713)	(736)
Net income (loss)	(9,159)	(815)
Group ’ s share of net income (loss)	(2,664)	(237)

Assets	12,954	22,487
Short-term liabilities	27,627	18,854
Equity	(14,673)	3,634
	nHorizon	Powerbets Holdings Limited	Opay Digital Services Limited
[US$ thousands]	Year ended December 31,	Period from August 1 to December 31,	Period from November 1 to December 31,
The Group ’ s interest	29.09%	50.10%	19.90%
Revenue	42,298	7,562	—
Operating profit (loss)	(2,219)	(505)	(2,831)
Net income (loss)	(2,710)	(529)	(2,831)
Group’s share of net income (loss), before adjustment	(788)	(265)	(563)
Adjustments related to amortization of intangible assets	—	(54)	—
Group ’ s share of net income (loss)	(788)	(318)	(563)

Assets	19,302	2,672	5,655
Short-term liabilities	15,720	5,649	8,431
Equity	3,583	(2,977)	(2,776)
	nHorizon	Powerbets Holdings Limited	Opay Digital Services Limited	StarMaker Inc.
[US$ thousands]	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
The Group ’ s interest	29.09%	50.10%	19.90%	19.35%
Revenue	48,992	4,498	848	12,332
Operating profit (loss)	(1,568)	(4,528)	(384)	(9,639)
Net income (loss)	(2,056)	(4,735)	(384)	(8,602)
Other comprehensive income that may be reclassified to net income	—	188	—	—
Total comprehensive income	(2,056)	(4,547)	(384)	(8,602)
Group ’ s share of net income (loss)	(598)	(2,372)	(76)	N/a

Current assets	9,761	2,751	4,302	21,366
Non-current assets	1,065	2,851	4,918	11,245
Current liabilities	3,818	7,818	12,043	30,163
Non-current liabilities	5,469	5,114	453	—
Equity	1,539	(7,331)	(3,276)	2,448

Disclosure of carrying amounts of investments in associates and joint ventures [text block]
As of December 31, 2017

[US$ thousands]
Carrying amount	nHorizon	Powerbets Holdings Limited	Opay Digital Services Limited
Investment (Booked value January 1, 2017)	1,043	—	—
Investment during the fiscal year	770	200	4,969
Loan made to Powerbets Holdings reclassified from other receivables	—	110	—
FX adjustment	86	8	1
Share of net income (loss)	(788)	(318)	(563)
Total	1,110	—	4,406

Group’s share in %	29.09%	50.10%	19.90%
Group’s share in equity	1,042	(1,492)	(552)
Intangible assets	—	1,492	—
Other equity method adjustments	68	—	4,959
Carrying amount	1,110	—	4,406
As of December 31, 2018

[US$ thousands]
Carrying amount	nHorizon	Powerbets Holdings Limited	Opay Digital Services Limited
Investment (Booked value January 1, 2018)	1,110	—	4,406
Investment during the year	—	2,567	—
FX adjustment	(69)	—	—
Share of net income (loss)	(598)	(2,372)	(76)
Share of other comprehensive income	—	94	—
Total	443	289	4,330

Group’s share in %	29.09%	50.10%	19.90%
Group’s share in equity	448	(3,673)	(652)
Intangible assets	—	1,492	—
Equity method adjustments	(5)	2,469	4,982
Carrying amount	443	289	4,330